Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Revenue from Charterers	For the six-month periods ended June 30, 2026 and 2025, all of the Company’s revenue derived from lease contracts where the Company is the lessor. During the same periods, the Company’s major charterers that individually accounted for more than 10% of the Company’s revenue, were as follows:

	% of Company’s revenue during the six-month periods ended
Charterer	June 30, 2026	June 30, 2025
A	—	99%
B	60%	—
C	22%	—
D	18%	—